Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Details) - Schedule of diluted weighted average shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020
Schedule Of Diluted Weighted Average Shares Outstanding Abstract
IPO Warrants and Additional Warrants (Note 12h)	6,541,998
Underwriter warrants	611,785
Other warrants	78,661
Total diluted weighted average shares outstanding	7,232,444

[1]	except share and per share data